SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting: These consolidated financial statements (“financial statements”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Reclassifications: The Company made certain reclassifications to the prior years' financial statements to conform them to the presentation as of and for the year ended December 31, 2020. These reclassifications had no effect on consolidated financial position, net earnings, shareholders' equity, or net cash flows for any of the periods presented.

Principles of Consolidation: Entities in which NAT has controlling financial interest are consolidated. Subsidiaries are consolidated from the date on which control is obtained. The subsidiaries’ accounting policies are in conformity with U.S. GAAP. All intercompany balances and transactions have been eliminated in the consolidation.

Use of Estimates: Preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The effects of changes in accounting estimates are accounted for in the same period in which the estimates are changed.

Foreign Currency Translation: The functional currency of NAT is the United States (“U.S.”) dollar as substantially all revenues are nominated in U.S. dollars and the majority of the expenditures are incurred and paid in U.S. dollars. Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. The Company’s subsidiaries NAT Chartering AS, and the European branch of Scandic American Shipping Ltd, have Norwegian kroner as their functional currency. All assets and liabilities of those entities are translated into U.S. dollars as of each balance sheet date. Translation gains and losses are reflected in shareholders’ equity as part of accumulated other comprehensive loss.

Revenue and Expense Recognition: Revenues and expenses are recognized on the accruals basis. Revenues are generated from spot and time charters.

Spot Charters: For vessels operating on spot charters, voyage revenues are recognized ratably over the estimated length of each voyage, on a load-to-discharge basis and, therefore, are allocated between reporting periods based on the relative transit time in each period. Voyage expenses are capitalized between the discharge port of the immediately previous cargo, or contract date if later, and the load port of the cargo to be chartered if they qualify as fulfillment costs. Incremental cost to obtain a contract is capitalized and amortized ratably over the estimated length of each voyage, calculated on a load-to-discharge basis. The impact of recognizing voyage expenses ratably over the length of each voyage is not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. Expected losses that are deemed probable on voyages are provided for in full at the time such losses can be estimated. A voyage is deemed to commence upon loading of cargo and is deemed to end upon the completion of discharge of the same cargo. The Company does not capitalize fulfilment cost or recognize revenue if a charter has not been contractually committed to by a customer.

As the Company’s performance obligations are services which are received and consumed by our customers as we perform such services, revenues are recognized over time proportionate to the days elapsed since the service commencement compared to the total days anticipated to complete the service. Freight is generally billed to the customers after the cargo has been discharged and the performance obligation fulfilled by the Company. The Company is responsible for paying voyage expenses and the charterer is responsible for any delay at the load and discharge ports. Demurrage earned during a spot charter represents a variable consideration. The Company recognizes such revenues in the voyage estimates only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. Voyage estimates are reviewed and updated over the duration of the spot charter contract. When the Company’s tankers are operating on spot charters the vessels are traded fully at the risk and reward of the Company. The Company considers it appropriate to present the gross amount of earned revenue from the spot charter, showing voyage expenses related to the voyage separately in the Statements of Operations.

Time Charters: Under a time charter, the charterer pays for the voyage expenses, such as port, canal and fuel costs, while the Company pays for vessel operating expenses, including, among other costs, crew costs, provisions, deck and engine stores, lubricating oil, insurance, maintenance and repairs and costs relating to a vessel’s intermediate and special surveys. Revenues from time charter contracts where the Company is a lessor are accounted for as fixed rate operating leases under ASC 842 Leases and are recognized daily over the term of the charter. Time charter agreements with profit-sharing are recognized when the contingency related to it is resolved. The Company has applied the practical expedient to not separate non-lease components from the associated lease component and instead to account for those components as a single component if the non-lease component otherwise would be accounted for under the new revenue guidance (ASC 606); and both of the following are met: (1) the timing and patterns of transfer of the non-lease component and associated lease are the same; and (2) the lease component, if accounted for separately, would be classified as  an operating lease. The pattern of revenue recognition has not changed as a result of implementation of ASC 842 Leases.

Vessel Operating Expenses: Vessel operating expenses include crewing, repair and maintenance, insurance, stores, lubricants, management fee, communication expenses and tonnage tax. These expenses are recognized when incurred.

Cash, Cash Equivalents and Restricted Cash: Cash, cash equivalents and Restricted Cash consist of highly liquid investments such as time deposits with original maturities when acquired of three months or less. Amounts included in restricted cash represent those required to be set aside by a contractual agreement with a banking institution for the payment of future estimated drydocking expenditure related to the vessels used as collateral.

Accounts Receivable, Net: Accounts receivable and other receivables are presented net of allowance for doubtful balances. The Company regularly reviews its accounts receivables and estimates the amount of uncollectible receivables each period and provides for an allowance for uncollectable amounts. The assessment of the allowance is based on the age of the unpaid receivables, financial status of the customer and other relevant information.

Inventories: Inventories are comprised of bunker fuel and lubrication oil. Cost is determined on a first-in, first-out (“FIFO”) basis.

Vessels: Vessels are stated at their historical cost, which consists of the contracted purchase price and any direct expenses incurred upon acquisition (including improvements, on site supervision expenses incurred during the construction period, commissions paid, delivery expenses and other expenditures to prepare the vessel for its initial voyage) less accumulated depreciation. Financing costs incurred during the construction period of the vessels are capitalized and included in vessels’ cost based on the weighted-average method. Certain subsequent expenditures for conversions and major improvements are capitalized if it is determined that they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessel. Depreciation is calculated based on cost less estimated residual value, and is expensed over the estimated useful life of the related assets using the straight-line method. The estimated useful life of a vessel is 25 years from the date the vessel is delivered from the shipyard. Estimated useful life of ballast tank improvements is eight years. Ordinary repairs and maintenance are expensed as incurred.

Impairment of Vessels: The Company reviews for impairment long-lived assets held and used whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In this respect, the Company reviews its assets for impairment on a vessel by vessel basis. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for impairment loss. The impairment loss is determined by the difference between the carrying amount of the asset and fair value (based on broker estimates). In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels’ future performance, with the significant assumptions being related to charter rates, fleet utilization, operating expenses, capital expenditures/periodical maintenance, residual value and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. The estimated net operating cash flows are determined by considering an estimated daily time charter equivalent for the remaining operating days of the vessel, net of brokerage commissions, expected outflows for vessels’ maintenance and vessel operating expenses (including planned drydocking expenditures). The Company estimates the daily time charter equivalent for the remaining operating days, utilizing available market data for spot market rates for the initial two-year period and the most recent fifteen-year historical company-specific average rates for the remaining estimated life of the vessel. Useful economic life is assumed to be 25 years from the delivery of the vessel from the shipyard. The salvage value used in the impairment test is estimated to be $8.0 million per vessel. If the Company’s estimate of undiscounted future cash flows for any vessel is lower than the vessel’s carrying value, the carrying value is written down, by recording an impairment charge.

Drydocking: The Company’s vessels are required to be drydocked approximately every 30 to 60 months. The Company capitalizes eligible costs incurred during drydocking and amortizes those costs on a straight-line basis from the completion of a drydocking or intermediate survey to the estimated completion of the next drydocking. Drydocking costs include a variety of costs incurred while vessels are placed within drydock, including expenses related to the dock preparation and port expenses at the drydock shipyard, general shipyard expenses, expenses related to hull, external surfaces and decks, expenses related to machinery and engines of the vessel, as well as expenses related to the testing and correction of findings related to safety equipment on board. The Company includes in capitalized drydocking those costs incurred as part of the drydock to meet classification and regulatory requirements. Expenditures for normal repairs and maintenance performed during drydocking are expensed as incurred. The capitalized and unamortized drydocking costs are included in the book value of the vessels. Amortization expense of the drydocking costs is included in depreciation expense.

Leases: The Company bareboat charters certain vessels under leasing agreements. Sale-leaseback arrangements where the transaction is not considered a sale under ASC 606 are accounted for as a financing transaction. Consideration received in such sale-leaseback arrangements is recorded as a financial liability. Each lease payment is allocated between liability and interest expense to achieve a constant rate on the financial liability outstanding. The interest element is charged as Interest Expense over the lease period. The Company has certain office lease contracts resulting in a right-of-use asset and a lease liability and the Company has applied an incremental borrowing rate as the discount rate to calculate the respective asset and liability. The Company determines if an arrangement is or contains a lease at contract inception. The Company recognizes a right-of-use (ROU) asset and a lease liability at the lease commencement date. For operating leases, the lease liability is initially and subsequently measured at the present value of the unpaid lease payments at the lease commencement date. Optional periods are not included in the calculation. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. For operating leases, the right-of-use asset is subsequently measured throughout the lease term at the carrying amount of the lease liability, plus initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Investments in Equity Method Investees: Investments in other entities where the Company has “significant influence” in accordance with U.S. GAAP are accounted for using the equity method of accounting. Under the equity method of accounting, the investment is stated at initial cost and is adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company evaluates its investment in equity method investees for impairment when events or circumstances indicate that the carrying value of the investment may have experienced an other than temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value and is considered an other than temporary decline, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Statements of Operations.

Investment Securities: Equity securities are recorded at fair value with changes in fair value recognized in net income.

Deferred Compensation Liability: The Company had two individual deferred compensation agreements that were terminated in 2019. The liabilities were accounted for on an accrual basis using actuarial calculations. Any currency translation adjustments as well as actuarial gains and losses were recognized in general and administrative expenses as incurred. The total expense (gain) related to the deferred compensation agreements recognized in 2019 and 2018 were $(0.2) and million, $(0.7) million, respectively.

Segment Information: The Company has identified only one operating segment. The Company has only one type of vessel – Suezmax crude oil tankers. The Company does not provide a geographical analysis because the Company’s business is global in nature and the location of its vessels continually changes.

Fair Value of Financial Instruments: The fair values of cash, cash equivalents and restricted cash, accounts receivable, accounts payable and accrued liabilities approximate carrying value because of the short-term nature of these instruments.

Deferred Financing Costs: Financing costs, including fees, commissions and legal expenses are deferred and amortized over the term of the arrangement, which approximates the effective interest method. Incurred fees related to loans not yet drawn are presented as Other non-current Assets. Unamortized deferred financing costs are deducted from the carrying value of the associated financial liability.

Share Based Compensation:

Restricted shares

The fair value of restricted shares to employees is estimated based on the market price of the Company’s shares. The fair value of restricted shares granted to employees is measured at grant date and the Company records the compensation expense for such awards over the requisite service period.

Stock options

The Company grants stock options as incentive-based compensation to certain employees. The Company measures the cost of such awards using the grant date fair value of the award and recognizes that cost over the requisite service period.

Income Taxes: The Company is incorporated in Bermuda. Under current Bermuda law, the Company is not subject to corporate income taxes. The statutory applicable rate to consolidated corporate earnings is 0%.

Two of the Company’s wholly-owned subsidiaries are located in Norway and are subject to income tax in that jurisdiction at 22%, 22%, and 23% for the years ended December 31, 2020, 2019 and 2018, respectively, of their taxable profit. The income tax expensed for year ended December 31, 2020, 2019 and 2018 was $64,000, $71,000 and $79,000, respectively. Deferred tax assets related to these entities are inconsequential. The Company does not have any unrecognized tax benefits, material accrued interests or penalties related to income taxes.

Concentration of Credit Risk: Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company’s cash is primarily held in major banks and financial institutions and typically insured up to a set amount. Accordingly, the Company believes the risk of any potential loss on deposits held in these institutions is remote. Concentrations of credit risk relative to accounts receivable are limited to our client base in the oil and energy industry that may be affected by changes in economic or other external conditions. The Company does not require collateral for its accounts receivable.

For the year ended December 31, 2020, one customer accounted for 11.4% of the voyage revenues. For the year ended December 31, 2019, one customer accounted for 13.7% of the voyage revenues. For the year ended December 31, 2018, no single customer accounted for more than 10% of the voyage revenues.

Accounts receivable, Net, as of December 31, 2020, and December 31, 2019 were $6.3 and $24.6 million, respectively. As of December 31, 2020, two charterers accounted for 39% of the outstanding accounts receivable, with 22% and 17%. As of December 31, 2019, three charterers accounted for 48% of the outstanding accounts receivable, with 19%, 15% and 14%. Accounts Receivable, Net, as of December 31, 2020, and December 31, 2019 are net of a provision for credit losses of $25,000 and $0, respectively.

Recently Adopted Accounting Standards

Financial Accounting Standards Board ("FASB") ASU No. 2016-13, "Measurement of Credit Losses on Financial Instruments" ("ASU 2016-13" or "Topic 326"). Effective January 1, 2020, the Company adopted ASU 2016-13 using a modified-retrospective approach. The standard changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life. Adoption of the standard did not have a material impact on the Company's consolidated financial statements.

Effective January 1, 2019, the Company adopted ASC 842 Leases applying the modified retrospective method. We recognized an initial $1.9 million lease liability and a corresponding right-of-use lease asset to comply with the new lease standard. No cumulative effects have been recorded to the Company’s accumulated deficit. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those prior periods (effective date method). The Company has applied the practical expedient for time-charter out contracts that include both a lease component, consisting of the lease of the vessel, and a non-lease component, consisting of the operation of the vessel for the customer, to not separate non-lease components, or service element, from the associated lease component and instead to account for those components as a single component if the non-lease component otherwise would be accounted for under the new revenue guidance (ASC 606); and both of the following are met: (1) the timing and patterns of transfer of the non-lease component and associated lease are the same; and (2) the lease component, if accounted for separately, would be classified as  an operating lease.

The right-of-use asset, presented in Other-Non Current Assets, and lease liability is related to leased office space and the reduction in the carrying amount of the right-of-use asset during the twelve months ended December 31, 2019 has been $0.5 million. Certain of the Company’s lease contracts for office space include optional periods that are not included in the right-of-use asset and lease liability. The discount rate applied to the calculations is an incremental borrowing rate. The lease liability is presented in Other Current Liabilities and Operating Lease Liabilities and the lease cost is recognized in General and Administrative Expenses.

ASC 842 allows lessees to elect as an accounting policy not to apply the provisions of ASC 842 to short term leases (i.e., leases with an original term of 12-months or less), which the Company has applied. Instead, a lessee may recognize the lease payments in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.

Recent Accounting Pronouncements

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (ASC 848) which provides relief for companies preparing for discontinuation of interest rates such as LIBOR. A contract modification is eligible to apply the optional relief to account for the modifications as a continuation of the existing contracts without additional analysis and consider embedded features to be clearly and closely related to the host contract without reassessment, if all of the following criteria are met: (i) contract references a rate that will be discontinued; (ii) modified terms directly replace (or have potential to replace) this reference rate; and (iii) changes to any other terms that change (or have potential to change) amount and timing of cash flows must be related to replacement of the reference rate. Relief provided by this ASU is optional and expires December 31, 2022.

In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (ASC 848) to refine the scope of ASC 848 and to clarify some of its guidance. The Company has determined that its primary exposure to LIBOR is in relation to its floating rate borrowing facilities to which it is a party. We expect to take advantage of the expedients and exceptions for applying GAAP provided by the updates when reference rates currently in use are discontinued and replaced with alternative reference rates.